Related party transactions - Services (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related party transactions
Corporate service fees charged by related parties	$ 8,692	$ 6,887	$ 6,615
Ship management fees charged by a related party	$ 533	$ 808	$ 1,272